SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIVES (Details)	12 Months Ended
Mar. 31, 2022
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	10 years
Motor Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	10 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	15 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful lives	10 years